Jacobs Funds II (the “Trust”)
(formerly, PineBridge Mutual Funds)

Supplement dated July 19, 2012

to the
Jacob Micro Cap Growth Fund
(formerly, PineBridge US Micro Cap Growth Fund)
Jacob Small Cap Growth Fund II
(formerly, PineBridge US Small Cap Growth Fund)
(each a “Fund” and together, the “Funds”)

Prospectus and Statement of Additional Information (“SAI”)
dated March 30, 2012, as supplemented June 14, 2012, June 28, 2012 and July 6, 2012

This supplement serves as notification of the following changes to, and additional information for, the Trust’s Prospectus and SAI, and should be read in conjunction with such Prospectus and SAI.

1. Effective July 9, 2012, the Trust’s Board of Trustees (the “Board”) approved an interim investment advisory contract between the Trust and Jacob Asset Management of New York, LLC (“JAM”), located at 653 Manhattan Beach Blvd., #J, Manhattan Beach, CA 90266, pursuant to which JAM will replace PineBridge Investments, LLC as the investment adviser to the PineBridge US Micro Cap Growth Fund and the PineBridge US Small Cap Growth Fund.  Under the interim advisory contract, there will be no change to management fees and JAM will continue the Funds’ current expense limitation arrangements.  In addition, Jamie Cuellar will continue to serve as the Portfolio Manager for the Funds under the interim arrangement as an employee of JAM.

On July 10, 2012 and July 13, 2012, respectively, the Board of Trustees of the Trust and the Board of Directors of Jacob Funds, Inc., approved the reorganization of Jacob Micro Cap Growth Fund (“Micro Cap Fund,” formerly, PineBridge US Micro Cap Growth Fund) and Jacob Small Cap Growth Fund II (“Small Cap Fund,” formerly, PineBridge US Small Cap Growth Fund) into the Jacob Funds family of funds.  These reorganizations are subject to approval by shareholders of the Micro Cap Fund and the Small Cap Fund.  A special meeting of the Funds’ shareholders will be held to approve the reorganizations.  In future communications, shareholders of the Funds will receive proxy materials that discuss the proposed reorganizations.

2.  Effective July 9, 2012, the name of the Trust changed from PineBridge Mutual Funds to Jacob Funds II.  Accordingly, all references to “PineBridge Mutual Funds” in the Trust’s Prospectus and SAI are replaced with “Jacob Funds II”.

3. Effective July 9, 2012, the name of the PineBridge US Micro Cap Growth Fund changed to Jacob Micro Cap Growth Fund.  Accordingly, all references to the “PineBridge US Micro Cap Growth Fund” in the Trust’s Prospectus and SAI are replaced with “Jacob Micro Cap Growth Fund”.

4. Effective July 9, 2012, the name of the PineBridge US Small Cap Growth Fund changed to Jacob Small Cap Growth Fund II. Accordingly, all references to the “PineBridge US Small Cap Growth Fund” in the Trust’s Prospectus and SAI are replaced with “Jacob Small Cap Growth Fund II”.

5.  Effective July 9, 2012, Nicholas Denton-Clark was elected to continue to serve as Chief Compliance Officer with respect to the PineBridge US 25 Equity Fund and the PineBridge Merger Arbitrage Fund, and Ryan I. Jacob, Francis J. Alexander and Shane Morris, were elected to serve as Vice President, Assistant Treasurer and Chief Compliance Officer, respectively, with respect to the Jacob Micro Cap Growth Fund and the Jacob Small Cap Growth Fund II.  Accordingly, the following biographical information for Messrs. Denton-Clark, Jacob, Alexander and Morris, supplements the information that currently appears in the table under the section entitled “Officers”, beginning on page 34 of the Trust’s SAI:

Name, Year of Birth and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past Five Years
Officers of the Trust
Nicholas Denton-Clark 1977 399 Park Avenue, 4th Floor New York, NY 10022	Chief Compliance Officer with respect to the PineBridge Merger Arbitrage Fund and PineBridge US 25 EquityFund	Indefinite; Until Successor Elected; Since July 2012
Managing Director, Chief
Compliance Officer,
Americas, PineBridge
Investments LLC, since
June 2010; Senior Manager,
Governance Risk and
Regulatory Consulting
Group, Deloitte & Touche
LLP (January 2000 – June
2010).

				Not Applicable.	Not Applicable.
Ryan I. Jacob 1969 653 Manhattan Beach Blvd., #J, Manhattan Beach, CA 90266	Vice President with respect to the Jacob Micro Cap Growth Fund and the Jacob Small Cap Growth Fund II	Indefinite Until Successor Elected; Since July 2012	Chairman and Chief Executive Officer of the JAM since 1999; Chief Portfolio Manager of The Internet Fund, Inc. from December 1997 – June 1999; Analyst for Horizon Asset Management, 1994 – August 1998.	Not Applicable.	Not Applicable.
Francis J. Alexander 1944 653 Manhattan Beach Blvd., #J, Manhattan Beach, CA 90266	Assistant Treasurer with respect to the Jacob Micro Cap Growth Fund and the Jacob Small Cap Growth Fund II	Indefinite Until Successor Elected; Since July 2012
Member of the JAM and portfolio manager of the Internet Fund since 1999, Director of the Internet Fund, 1999- October 2003; President, Alexander Capital Management, Inc., 1985-Present; Managing Member, ACMG, LLC (registered investment adviser), October 1999 to December 2003; Director and portfolio manager, 1998 – March 2002, chairman of investment committee, March 1999 – March 2002, Lepercq, de Neuflize & Co. Inc. (financial services company in investment advisory and broker dealer business).

				Not Applicable.	Not Applicable.
Shane Morris 1977 653 Manhattan Beach Blvd., #J, Manhattan Beach, CA 90266	Chief Compliance Officer with respect to the Jacob Micro Cap Growth Fund and the Jacob Small Cap Growth Fund II	Indefinite Until Successor Elected; Since July 2012	Operations Manager for the JAM since July 2008; Writer, Walt Disney Animation Studios, October 2007- July 2008; Operations Manager for JAM, February 2002-October 2007.	Not Applicable.	Not Applicable.
(1)	The “Fund Complex” consists of all registered investment companies within the Trust for which the Adviser serves as investment adviser (currently four Funds).

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Please retain this supplement for future reference.